Share Capital (Tables)	9 Months Ended
Jan. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Stock Option Awards

The following table summarizes stock option awards during the nine months ended January 31, 2024 and the year ended April 30, 2023, including the grant date fair value determined using the Black-Scholes option pricing model:

				Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
May 15, 2022(1)	80,000	5.79	Employees	5.79	0%	77%	2.73%	5.0 years	$0.3 million
February 19, 2023(2)	29,060	4.10(5)	Directors	4.10(5)	0%	77%	3.57%	4.0 years	$0.1 million
February 19, 2023(1)	609,452	4.10(5)	Officers and employees	4.10(5)	0%	77%	3.57%	5.0 years	$2.2 million
January 19, 2024(3)	160,000	1.48(5)	Directors	1.48(5)	0%	77%	3.64%	5.0 years	$0.2 million
January 19, 2024(4)	80,000	1.48(5)	Directors	1.48(5)	0%	77%	3.64%	5.0 years	$0.1 million

(1)
Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
(2)
Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.
(3)
Vesting conditions are as follows: one-thirty-sixth each month after grant date.
(4)
Vesting conditions are as follows: all vest 10 months after grant date.
(5)
Priced in US dollars

Summary of Changes in Stock Option

The changes in the stock options for the nine months ended January 31, 2024 and the year ended April 30, 2023 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2022 (outstanding)	1,624,150	7.93	3.11
Granted	718,512	7.98	—
Exercised	(318,725)	3.26	—
Expired	(115,174)	10.75	—
Forfeited	(24,335)	20.30	—
Balance, April 30, 2023 (outstanding)	1,884,428	8.29	2.88
Granted	240,000	1.98	—
Expired	(396,332)	6.95	—
Forfeited	(105,566)	4.15	—
Balance, January 31, 2024 (outstanding)	1,622,530	7.52	3.22
Unvested	(537,444)	4.10	4.41
Exercisable, January 31, 2024	1,085,086	9.21	2.63

Summary of Options Outstanding

Details of the options outstanding as of January 31, 2024 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
September 1, 2025	8.50	1.59	250,000	—	250,000
January 6, 2026	20.30	1.93	168,000	—	168,000
May 9, 2026(1)	10.32	2.27	10,000	3,333	6,667
January 2, 2026	6.89	1.92	28,250	—	28,250
January 7, 2027	7.94	2.94	276,000	—	276,000
January 13, 2027	8.30	2.95	31,000	—	31,000
February 22, 2024	6.35	0.06	25,000	—	25,000
May 15, 2027	5.79	3.29	80,000	—	80,000
February 19, 2027(2)	5.48	3.05	18,161	—	18,161
February 19, 2028(2)	5.48	4.05	496,119	316,968	179,151
January 19, 2029(3)	1.98	4.97	240,000	217,143	22,857
	7.52	3.22	1,622,530	537,444	1,085,086
(1)
Exercise price of US $7.72. The figure in the table above is translated at the January 31, 2024 rate.
(2)
Exercise price of US $4.10. The figure in the table above is translated at the January 31, 2024 rate.
(3)
Exercise price of US $1.48. The figure in the table above is translated at the January 31, 2024 rate.

Summary of Changes in Finder's Warrants

Details of the finder’s warrants outstanding as of January 31, 2024 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	22.53	2.01	130,111
December 8, 2028(2)	1.34	4.86	56,650
(1)
Exercise price of US $16.81. The figure in the table above is translated at the January 31, 2024 rate.
(2)
Exercise price of US $1.00. The figure in the table above is translated at the January 31, 2024 rate.